Share Capital (Details) - Schedule of options granted outstanding and exercise prices - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of options granted outstanding and exercise prices [Abstract]
Number of options, Outstanding at beginning	16,319,786	1,814,381
Weighted average exercise price, Outstanding at beginning	$ 0.12	$ 0.58
Number of options, Outstanding at ending	18,323,222	16,319,786
Weighted average exercise price, Outstanding at ending	$ 0.12	$ 0.12
Weighted average remaining contractual life (years), Outstanding at ending	4 years 11 months 19 days	5 years 9 months 14 days
Aggregate intrinsic-value, Outstanding at ending	$ 342,452	$ 2,581,719
Number of options, Exercisable	11,332,153	5,913,492
Weighted average exercise price, Exercisable	$ 0.08	$ 0.14
Weighted average remaining contractual life (years), Exercisable	4 years 8 months 4 days	5 years 4 months 24 days
Aggregate intrinsic-value, Exercisable	$ 233,086	$ 844,712
Number of options, Granted	2,003,436	14,678,734
Weighted average exercise price, Granted	$ 0.17	$ 0.07
Number of options, Options forfeited		(173,329)
Weighted average exercise price, Options forfeited		$ 0.74